Deposits	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Deposits

Note 14 Deposits

	As at
	October 31, 2019				October 31, 2018

(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$143,958	$49,806	$100,968	$294,732	$135,101	$48,873	$86,180	$270,154
Business and government (4)	253,113	13,867	298,502	565,482	238,617	8,606	286,299	533,522
Bank	8,363	920	16,508	25,791	8,750	299	23,472	32,521
	$405,434	$64,593	$415,978	$886,005	$382,468	$57,778	$395,951	$836,197
Non-interest-bearing (5)
Canada	$93,163	$5,692	$137	$98,992	$88,119	$5,086	$–	$93,205
United States	34,632	–	–	34,632	34,098	–	–	34,098
Europe (6)	760	–	–	760	564	–	–	564
Other International	5,225	5	–	5,230	5,495	5	–	5,500
Interest-bearing (5)
Canada	228,386	15,306	333,118	576,810	213,747	15,112	292,641	521,500
United States	4,704	39,626	41,776	86,106	2,478	33,099	67,211	102,788
Europe (4), (6)	33,073	825	30,090	63,988	32,930	1,412	25,749	60,091
Other International	5,491	3,139	10,857	19,487	5,037	3,064	10,350	18,451
	$405,434	$64,593	$415,978	$886,005	$382,468	$57,778	$395,951	$836,197

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	Commencing Q4 2019, the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in deposits is presented in other liabilities. Comparative amounts have been reclassified to conform with this presentation.
(5)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at October 31, 2019, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $321 billion, $23 billion, $45 billion and $31 billion, respectively (October 31, 2018 – $309 billion, $20 billion, $38 billion and $31 billion, respectively).
(6)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.
Contractual maturities of term deposits

	As at

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Within 1 year:
less than 3 months	$94,585	$89,553
3 to 6 months	62,814	59,109
6 to 12 months	92,507	80,773
1 to 2 years	50,055	51,798
2 to 3 years	31,852	45,550
3 to 4 years	31,373	21,127
4 to 5 years	21,130	23,863
Over 5 years (1)	31,662	24,178
	$415,978	$395,951
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more (2)	$379,000	$362,000

(1)	Commencing Q4 2019, the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in deposits is presented in other liabilities. Comparative amounts have been reclassified to conform with this presentation.
(2)	Aggregate amounts of term deposits in denominations of one hundred thousand dollars or more have been revised from those previously presented.
Average deposit balances and average rates of interest

	For the year ended
	October 31, 2019		October 31, 2018
(Millions of Canadian dollars, except for percentage amounts)	Average balances	Average rates	Average balances	Average rates
Canada	$650,555	1.60%	$603,582	1.28%
United States	129,903	1.17	131,715	1.00
Europe (1)	63,333	1.15	59,916	0.91
Other International	26,290	1.20	23,788	1.11
	$870,081	1.49%	$819,001	1.20%

(1)
Commencing Q4 2019, the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in deposits is presented in other liabilities. Comparative amounts have been reclassified to conform with this presentation.